Interest in associates and joint ventures - Joint ventures commentary (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Interests In Other Entities [Abstract]
Carrying amount of interests in joint ventures	$ 167	$ 155